Document and Entity Information	Aug. 08, 2021
Cover [Abstract]
Entity Registrant Name	SANDERSON FARMS INC
Amendment Flag	false
Entity Central Index Key	0000812128
Document Type	8-K
Document Period End Date	Aug. 08, 2021
Entity Incorporation State Country Code	MS
Entity File Number	1-14977
Entity Tax Identification Number	64-0615843
Entity Address, Address Line One	127 Flynt Road
Entity Address, City or Town	Laurel
Entity Address, State or Province	MS
Entity Address, Postal Zip Code	39443
City Area Code	(601)
Local Phone Number	649-4030
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1 par value per share
Trading Symbol	SAFM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false